Related party transactions (Details)	1 Months Ended	6 Months Ended
	Mar. 31, 2016 compound	Jun. 30, 2021 GBP (£) arrangement
Disclosure of transactions between related parties [line items]
Number of main related party arrangement | arrangement		3
Evotec AG
Disclosure of transactions between related parties [line items]
Number of novel compounds under joint operations | compound	3
Proportion of ownership interest in joint operation	50.00%
Invoiced, related party transactions		£ 196,000,000
Outstanding, related party transactions		182,000,000
Evotec AG | Celgene Corporation
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		5,957,000
Outstanding, related party transactions		0
Aptuit (Verona) SRL
Disclosure of transactions between related parties [line items]
Invoiced, related party transactions		577,000,000
Outstanding, related party transactions		0
Accrued expenses, related party transactions		£ 227,000